Compensation of key management (Tables)	12 Months Ended
Dec. 31, 2023
Analysis of income and expense [abstract]
Disclosure of employee benefits
Key management includes the Company’s directors, members of the Executive Committee and members of Senior Management. Compensation to key management consisted of:

	2023	2022
	$	$

Salaries and short-term employee benefits	8,480	9,929
Share-based payments	14,692	14,276
	23,172	24,205